Other (Income) /Expense, Net (Details) - Schedule of Other Income (Expense), Net - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Other (income) /expense, net - other than related parties
Interest income	$ (13,412)	$ (886)	$ (33,799)	$ (11,470)	$ (13,097)	$ (125,700)
Change in fair value of convertible promissory note	(7,986,326)		(6,990,870)		9,312,177
Change in fair value of senior subordinated convertible promissory notes	(20,110,058)		(3,448,846)	308,832	944,727
Change in fair value of derivative financial instrument	(6,571,082)				(420,245)
Loss/(gain) on sale of assets	1,713		85,806		311,375	(523,845)
Loss/ (gain) on sale of assets held for sale	175,156	78,706	176,541	(1,391,876)	(1,644,650)	(137,549)
Net losses/(gains) on foreign currency remeasurements	5,188	470,343	18,886	313,236	313,584	9,083
Loss on assets written off	(364)		39,650
Payable to customers written back	(762)	(136,012)	(58,265)	(141,514)
Provision written off	384		(113,443)
Other, net	(3,451)	(21,737)	(53,395)	(48,481)	(459,804)	(457,428)
Total	(34,503,014)	390,414	(10,377,735)	(1,280,105)	(2,043,556)	(1,605,023)
Other (income) - from related parties
Interest income	(5,548)	(2,393)	(11,224)	(12,122)	(15,804)	(16,860)
Total	$ (5,548)	$ (2,393)	$ (11,224)	$ (12,122)	$ (15,804)	$ (16,860)